UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Rx Capital Management LP
           --------------------------------------------------
Address:   156 West 56th Street
           --------------------------------------------------
           New York, NY  10019
           --------------------------------------------------

Form 13F File Number:
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig Rosmarin
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (212) 484-2115
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Craig Rosmarin              New York, NY             2/10/04
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    49
                                                -------------

Form 13F Information Table Value Total:              $187,092
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE



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

                                     FORM 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6      COLUMN 7       COLUMN 8
---------------------------    --------       --------  --------   ----------------    ----------    --------    ----------------
NAME OF ISSUER                 TITLE OF         CUSIP     VALUE    SHARES/SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
                                CLASS                   (X $1000)  PRN AMT PRN  CALL   DISCRETION    MANAGERS    SOLE SHARED NONE

AAIPHARMA INC                   COM           00252W104   2,713    107,900 SH          SOLE          X           X
ABGENIX INC                     COM           00339B107   3,362    272,200 SH          SOLE          X           X
ABLE LABORATORIES, INC.         COM           00371N407   1,865    103,200 SH          SOLE          X           X
ADVANCED NEUROMODULATION SYS    COM           00757T101   5,591    121,600 SH          SOLE          X           X
ADVANCIS PHARMACEUTICALS CORP   COM           00764L109     982    130,900 SH          SOLE          X           X
AETNA INC                       COM           00817Y108   6,177     91,400 SH          SOLE          X           X
ALKERMES INC                    COM           01642T108   5,436    402,700 SH          SOLE          X           X
ALLERGAN INC                    COM            18490102   2,596     33,800 SH          SOLE          X           X
ALLSCRIPTS HEALTHCARE SOLUTION  COM           01988P108     944    177,400 SH          SOLE          X           X
AMGEN INC                       COM            31162100   9,244    149,600 SH          SOLE          X           X
ANGIOTECH PHARMACEUTICALS INC   COM            34918102   1,528     33,300 SH          SOLE          X           X
ATRIX LABS INC                  COM           04962L101   2,849    118,500 SH          SOLE          X           X
BECKMAN COULTER INC             COM            75811109   1,901     37,400 SH          SOLE          X           X
BEVERLY ENTERPRISES INC         COM            87851309   5,516    642,200 SH          SOLE          X           X
BOSTON SCIENTIFIC CORP          COM           101137107   6,878    187,100 SH          SOLE          X           X
CAREMARK RX INC                 COM           141705103   6,153    242,900 SH          SOLE          X           X
CELL THERAPEUTICS INC           COM           150934107   3,426    395,200 SH          SOLE          X           X
CUBIST PHARMACEUTICALS INC      COM           229678107   2,256    184,900 SH          SOLE          X           X
ELAN PLC                        COM           284131208   2,348    340,800 SH          SOLE          X           X
GEN-PROBE INCORPORATED          COM           36866T103   6,973    191,200 SH          SOLE          X           X
GENENTECH INC.                  COM           368710406   8,552     91,400 SH          SOLE          X           X
GENZYME CORP                    COM GENL DIV  372917104   3,174     64,400 SH          SOLE          X           X
GILEAD SCIENCES                 COM           375558103   2,302     39,500 SH          SOLE          X           X
HI-TECH PHARMACAL INC           COM           42840B101   1,495     63,600 SH          SOLE          X           X
IMCLONE SYS INC                 COM           45245W109   7,829    197,400 SH          SOLE          X           X
IMPAX LABORATORIES INC          COM           45256B101   1,976    137,300 SH          SOLE          X           X
INAMED CORP                     COM           453235103   9,617    200,150 SH          SOLE          X           X
INSPIRE PHARMACEUTICALS INC     COM           457733103   1,824    128,900 SH          SOLE          X           X
INTERPORE INTL                  COM           46062W107     894     68,800 SH          SOLE          X           X
INVITROGEN CORP                 COM           46185R100   5,034     72,000 SH          SOLE          X           X
IVAX CORP                       COM           465823102   2,923    122,400 SH          SOLE          X           X
LIGAND PHARMACEUTICALS INC      CL B          53220K207   1,657    112,800 SH          SOLE          X           X
MEDICIS PHARMACEUTICAL CORP     CL A          584690309   1,676     23,500 SH          SOLE          X           X
MENTOR CORPORATION MINN         COM           587188103   2,149     89,300 SH          SOLE          X           X
MILLENNIUM PHARMACEUTICALS INC  COM           599902103   3,060    164,100 SH          SOLE          X           X
OMNICARE INC                    COM           681904108   2,096     51,900 SH          SOLE          X           X
OSI PHARMACEUTICALS INC         COM           671040103   3,954    122,600 SH          SOLE          X           X
PACIFICARE HEALTH SYSTEMS DEL   COM           695112102   6,882    101,800 SH          SOLE          X           X
PENWEST PHARMACEUTICALS CO      COM           709754105   3,591    207,800 SH          SOLE          X           X
SEPRACOR INC                    COM           817315104   7,710    322,200 SH          SOLE          X           X
STAAR SURGICAL CO               COM PAR $0.01 852312305   1,941    172,400 SH          SOLE          X           X
STRYKER CORP                    COM           863667101   3,001     35,300 SH          SOLE          X           X
TEVA PHARMACEUTICAL INDS LTD    ADR           881624209   2,115     37,300 SH          SOLE          X           X
TRIAD HOSPITALS INC             COM           89579K109   4,066    122,200 SH          SOLE          X           X
VENTANA MEDICAL SYSTEMS INC     COM           92276H106   6,048    153,500 SH          SOLE          X           X
WATSON PHARMACEUTICALS INC      COM           942683103   3,119     67,800 SH          SOLE          X           X
WEBMD CORP                      COM           94769M105   2,559    284,700 SH          SOLE          X           X
XOMA LTD                        ORD           G9825R107   5,005    758,300 SH          SOLE          X           X
ZIMMER HLDGS INC                COM           98956P102   2,105     29,900 SH          SOLE          X           X

49 TOTAL DATA RECORDS                                   187,092
